Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Revenue [Abstract]
Schedule of revenue from contracts with customers
	2022	2021	2020
	USD	USD	USD

Revenue from subscriptions	27,061,318	25,664,145	24,715,271
Revenue from advertisement (1)	12,057,903	9,840,247	5,803,085
Revenue from live events	9,362,794	-	-
	48,482,015	35,504,392	30,518,356

Goods and services transferred at a point in time	21,420,697	9,840,247	5,803,085
Goods and services transferred over time	27,061,318	25,664,145	24,715,271
	48,482,015	35,504,392	30,518,356

(1)	Revenue from advertisement include barter transactions amounting to USD 4,270,233 (2021: USD 475,528)